NATIONWIDE

PROVIDENT

VA SEPARATE

ACCOUNT A

Annual Report

to

Contract Owners

December 31, 2015

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and Subsidiary and

Contract Owners of Nationwide Provident VA Separate Account A:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Provident VA Separate Account A (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2015, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2015, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
Columbus, Ohio March 16, 2016

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Assets:
Investments at fair value:
Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
23,065 shares (cost $623,458)	$472,140
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
27,723 shares (cost $817,400)	1,068,989
Growth Series - Service Class (MEGSS)
2,254 shares (cost $60,026)	88,123
Investors Trust Series - Service Class (MVITSC)
5,639 shares (cost $112,035)	148,297
New Discovery Series - Service Class (MNDSC)
9,534 shares (cost $147,959)	137,762
Research Series - Service Class (MVRSC)
5,385 shares (cost $98,942)	142,271
NVIT Emerging Markets Fund - Class I (GEM)
4,749 shares (cost $54,036)	43,502
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2,190 shares (cost $28,695)	29,318
NVIT Nationwide Fund - Class IV (TRF4)
146,913 shares (cost $1,333,289)	2,139,058
NVIT Government Bond Fund - Class IV (GBF4)
103,679 shares (cost $1,214,474)	1,124,922
American Century NVIT Growth Fund - Class IV (CAF4)
76,773 shares (cost $1,036,827)	1,557,722
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
103,399 shares (cost $1,088,998)	1,296,624
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
38,844 shares (cost $430,531)	366,691
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
117,796 shares (cost $1,189,065)	1,113,168
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
310,778 shares (cost $2,860,546)	3,340,862
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
5,984 shares (cost $68,008)	60,194
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
120,098 shares (cost $1,225,031)	1,581,696
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
67,872 shares (cost $1,143,854)	1,396,814
NVIT S&P 500 Index Fund - Class IV (GVEX4)
770,831 shares (cost $7,053,634)	10,791,631
NVIT Large Cap Growth Fund - Class I (NVOLG1)
466,936 shares (cost $7,843,693)	9,334,053
NVIT Large Cap Growth Fund - Class II (NVOLG2)
45,155 shares (cost $748,291)	899,027
Invesco NVIT Comstock Value Fund - Class IV (EIF4)
71,960 shares (cost $729,054)	1,102,423
NVIT Money Market Fund - Class IV (SAM4)
5,466,659 shares (cost $5,466,659)	5,466,659
Growth and Income Portfolio - Initial Shares (DGI)
44,334 shares (cost $863,492)	1,329,138
Variable Series I - DWS Bond VIP - Class A (SVSB1)
129,126 shares (cost $706,200)	708,901
Variable Series I - DWS Core Equity VIP - Class A (SVSGI1)
83,459 shares (cost $613,883)	1,109,166
Variable Series I - DWS International VIP - Class A (SVSI1)
66,592 shares (cost $652,721)	476,136
Managed Volatility Fund II (FVU2)
35,620 shares (cost $359,106)	330,914

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Fund for US Government Securities II (FVUS2)
51,213 shares (cost $571,843)	557,199
Equity-Income Portfolio - Initial Class (FEIP)
296,239 shares (cost $6,050,481)	6,061,041
High Income Portfolio - Initial Class (FHIP)
197,334 shares (cost $1,060,486)	976,804
VIP Asset Manager Portfolio - Initial Class (FAMP)
123,024 shares (cost $1,711,827)	1,938,860
VIP Growth Portfolio - Initial Class (FGP)
133,092 shares (cost $4,553,868)	8,750,830
VIP Growth Portfolio - Service Class 2 (FG2)
9,888 shares (cost $321,321)	642,825
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)
21,410 shares (cost $277,411)	264,839
VIP Overseas Portfolio - Initial Class (FOP)
13,135 shares (cost $223,910)	250,620
VIP Overseas Portfolio - Service Class 2 (FO2)
10,296 shares (cost $152,540)	194,701
Short Duration Bond Portfolio - I Class Shares (AMTB)
10,929 shares (cost $120,348)	114,974
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
7,532 shares (cost $71,608)	99,353
High Yield Portfolio - Administrative Class (PMVHYA)
39,417 shares (cost $305,828)	286,170
Total Return Portfolio - Administrative Class (PMVTRA)
46,958 shares (cost $523,378)	496,813
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
32,346 shares (cost $342,597)	246,802
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
114,495 shares (cost $1,428,038)	1,202,202
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
21,040 shares (cost $622,440)	355,153
Advantage VT Discovery Fund (SVDF)
27,092 shares (cost $638,587)	704,127
Advantage VT Opportunity Fund - Class 2 (SVOF)
28,186 shares (cost $468,022)	706,068

Total Investments	$71,505,582
Other Accounts Receivable	6,122
Accounts Receivable - Small Cap Growth Portfolio: Class I-2 Shares (AASCO)	346
Accounts Receivable - Short Duration Bond Portfolio - I Class Shares (AMTB)	160
Accounts Receivable - Invesco NVIT Comstock Value Fund - Class IV (EIF4)	369
Accounts Receivable - VIP Overseas Portfolio - Service Class 2 (FO2)	100
Accounts Receivable - Managed Volatility Fund II (FVU2)	141
Accounts Receivable - Growth Series - Service Class (MEGSS)	119
Accounts Receivable - New Discovery Series - Service Class (MNDSC)	148
Accounts Receivable - Investors Trust Series - Service Class (MVITSC)	357
Accounts Receivable - Research Series - Service Class (MVRSC)	57
Accounts Receivable - Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	267
Accounts Receivable - High Yield Portfolio - Administrative Class (PMVHYA)	554
Accounts Receivable - Total Return Portfolio - Administrative Class (PMVTRA)	281
Accounts Receivable - NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)	454
Accounts Receivable - Advantage VT Opportunity Fund - Class 2 (SVOF)	367
Accounts Payable - Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	(157)
Accounts Payable - Growth and Income Portfolio - Initial Shares (DGI)	(674)
Accounts Payable - VIP Growth Portfolio - Service Class 2 (FG2)	(184)
Accounts Payable - VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)	(406)
Accounts Payable - Fund for US Government Securities II (FVUS2)	(255)
Accounts Payable - NVIT Emerging Markets Fund - Class I (GEM)	(69)
Accounts Payable - NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	(401)
Accounts Payable - Advantage VT Discovery Fund (SVDF)	(332)
Accounts Payable - Variable Series I - DWS Bond VIP - Class A (SVSB1)	(304)
Accounts Payable - Variable Series I - DWS Core Equity VIP - Class A (SVSGI1)	(867)
Accounts Payable - Variable Series I - DWS International VIP - Class A (SVSI1)	(307)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Accounts Payable - NVIT Nationwide Fund - Class IV (TRF4)	(571)
Accounts Payable - VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)	(206)
Accounts Payable - VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	(178)

$71,510,513

Contract Owners’ Equity:
Accumulation units	71,510,513

Total Contract Owners’ Equity (note 5)	$71,510,513

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	Total	AASCO	DSRG	MEGSS	MVITSC	MNDSC	MVRSC	GEM
Reinvested dividends	$937,896	-	13,011	-	1,156	-	673	435
Mortality and expense risk charges (note 2d)	(1,087,739)	(7,462)	(16,846)	(1,499)	(2,644)	(2,145)	(2,065)	(739)

Net investment income (loss)	(149,843)	(7,462)	(3,835)	(1,499)	(1,488)	(2,145)	(1,392)	(304)

Realized gain (loss) on investments	2,896,476	(2,223)	81,506	19,557	28,786	4,567	5,463	(594)
Change in unrealized gain (loss) on investments	(8,119,576)	(154,485)	(292,340)	(15,677)	(46,676)	(12,215)	(16,216)	(8,447)

Net gain (loss) on investments	(5,223,100)	(156,708)	(210,834)	3,880	(17,890)	(7,648)	(10,753)	(9,041)

Reinvested capital gains	4,745,167	137,606	163,216	4,835	18,176	5,042	11,072	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(627,776)	(26,564)	(51,453)	7,216	(1,202)	(4,751)	(1,073)	(9,345)

Investment Activity:	NVNSR1	TRF4	GBF4	CAF4	GVIDM	GVDIVI	GVDIV4	NVMMG1
Reinvested dividends	$262	27,119	20,406	5,689	21,663	4,881	14,370	-
Mortality and expense risk charges (note 2d)	(417)	(33,034)	(18,349)	(22,730)	(21,234)	(5,840)	(17,910)	(51,374)

Net investment income (loss)	(155)	(5,915)	2,057	(17,041)	429	(959)	(3,540)	(51,374)

Realized gain (loss) on investments	211	88,939	(24,138)	89,960	139,887	(5,551)	(10,986)	169,035
Change in unrealized gain (loss) on investments	(5,641)	(92,688)	4,918	(215,805)	(224,992)	(14,044)	(59,242)	(675,506)

Net gain (loss) on investments	(5,430)	(3,749)	(19,220)	(125,845)	(85,105)	(19,595)	(70,228)	(506,471)

Reinvested capital gains	5,073	-	-	194,571	61,531	-	-	517,980

Net increase (decrease) in contract owners’ equity resulting from operations	$(512)	(9,664)	(17,163)	51,685	(23,145)	(20,554)	(73,768)	(39,865)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NVMMV2	SCVF4	SCF4	GVEX4	NVOLG1	NVOLG2	EIF4	SAM4
Reinvested dividends	$749	11,817	5,608	200,722	60,233	3,475	19,540	-
Mortality and expense risk charges (note 2d)	(1,235)	(25,364)	(21,656)	(159,479)	(136,122)	(13,097)	(18,740)	(81,278)

Net investment income (loss)	(486)	(13,547)	(16,048)	41,243	(75,889)	(9,622)	800	(81,278)

Realized gain (loss) on investments	513	133,760	99,834	636,004	349,271	41,761	149,353	-
Change in unrealized gain (loss) on investments	(9,381)	(440,156)	(271,347)	(853,290)	(1,374,738)	(138,842)	(245,116)	-

Net gain (loss) on investments	(8,868)	(306,396)	(171,513)	(217,286)	(1,025,467)	(97,081)	(95,763)	-

Reinvested capital gains	6,905	184,750	149,262	161,396	1,462,663	138,863	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,449)	(135,193)	(38,299)	(14,647)	361,307	32,160	(94,963)	(81,278)

Investment Activity:	DGI	SVSB1	SVSGI1	SVSI1	FVU2	FVUS2	FEIP	FHIP
Reinvested dividends	$11,916	24,202	10,054	22,656	16,117	19,007	204,845	68,675
Mortality and expense risk charges (note 2d)	(19,773)	(11,033)	(16,594)	(7,746)	(5,131)	(9,326)	(92,635)	(15,355)

Net investment income (loss)	(7,857)	13,169	(6,540)	14,910	10,986	9,681	112,210	53,320

Realized gain (loss) on investments	64,359	(762)	67,064	(64,482)	4,915	(4,307)	(112,178)	51,612
Change in unrealized gain (loss) on investments	(179,846)	(24,457)	(18,291)	17,336	(49,944)	(10,895)	(975,537)	(152,390)

Net gain (loss) on investments	(115,487)	(25,219)	48,773	(47,146)	(45,029)	(15,202)	(1,087,715)	(100,778)

Reinvested capital gains	128,398	-	2,724	-	1,729	-	630,013	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,054	(12,050)	44,957	(32,236)	(32,314)	(5,521)	(345,492)	(47,458)

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	FAMP	FGP	FG2	FIGBP	FOP	FO2	AMTB	AMTP
Reinvested dividends	$32,027	22,897	211	7,030	3,740	2,322	1,726	839
Mortality and expense risk charges (note 2d)	(29,879)	(126,950)	(10,253)	(3,939)	(3,919)	(3,102)	(1,693)	(1,573)

Net investment income (loss)	2,148	(104,053)	(10,042)	3,091	(179)	(780)	33	(734)

Realized gain (loss) on investments	73,253	653,234	67,942	4	(1,511)	23,678	(622)	4,233
Change in unrealized gain (loss) on investments	(245,323)	(323,013)	(41,027)	(8,743)	8,754	(17,410)	(829)	(27,218)

Net gain (loss) on investments	(172,070)	330,221	26,915	(8,739)	7,243	6,268	(1,451)	(22,985)

Reinvested capital gains	149,174	285,728	24,404	225	276	205	-	8,483

Net increase (decrease) in contract owners’ equity resulting from operations	$(20,748)	511,896	41,277	(5,423)	7,340	5,693	(1,418)	(15,236)

Investment Activity:	PMVHYA	PMVTRA	VWBF	VWEM	VWHA	SVDF	SVOF
Reinvested dividends	$16,472	26,560	24,686	8,959	183	-	963
Mortality and expense risk charges (note 2d)	(4,385)	(7,866)	(4,806)	(21,180)	(7,856)	(10,975)	(10,511)

Net investment income (loss)	12,087	18,694	19,880	(12,221)	(7,673)	(10,975)	(9,548)

Realized gain (loss) on investments	2,362	1,286	(52,582)	96,474	(50,475)	59,271	18,793
Change in unrealized gain (loss) on investments	(27,374)	(29,889)	(18,576)	(384,846)	(148,667)	(180,355)	(119,110)

Net gain (loss) on investments	(25,012)	(28,603)	(71,158)	(288,372)	(199,142)	(121,084)	(100,317)

Reinvested capital gains	4,602	5,353	-	88,402	-	115,400	77,110

Net increase (decrease) in contract owners’ equity resulting from operations	$(8,323)	(4,556)	(51,278)	(212,191)	(206,815)	(16,659)	(32,755)

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	Total		AASCO		DSRG		MEGSS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(149,843)	(136,847)	(7,462)	(6,675)	(3,835)	(3,846)	(1,499)	(1,726)
Realized gain (loss) on investments	2,896,476	3,425,523	(2,223)	1,232	81,506	108,528	19,557	14,112
Change in unrealized gain (loss) on investments	(8,119,576)	(1,779,532)	(154,485)	(43,935)	(292,340)	(52,916)	(15,677)	(11,955)
Reinvested capital gains	4,745,167	2,881,733	137,606	43,491	163,216	93,611	4,835	7,747

Net increase (decrease) in contract owners’ equity resulting from operations	(627,776)	4,390,877	(26,564)	(5,887)	(51,453)	145,377	7,216	8,178

Equity transactions:
Purchase payments received from contract owners (note 2a)	202,023	504,883	338	30,007	922	426	(77)	(256)
Transfers between subaccounts (including fixed account), net (note 3)	(6,225)	9,806	47,802	2,436	(58,578)	28,813	(3)	29
Redemptions (note 3)	(10,408,131)	(11,133,232)	(54,062)	(31,217)	(123,559)	(210,214)	(38,054)	(23,247)
Net policy repayments (loans) (note 2b)	(12,708)	(17,638)	(231)	(223)	(353)	(357)	-	-
Administrative charges (note 2c)	(64,535)	(5,989)	(396)	(27)	(1,075)	(170)	(153)	(4)
Adjustments to maintain reserves	(3,002)	(2,417)	(446)	13	(836)	919	(326)	(37)

Net equity transactions	(10,292,578)	(10,644,587)	(6,995)	989	(183,479)	(180,583)	(38,613)	(23,515)

Net change in contract owners’ equity	(10,920,354)	(6,253,710)	(33,559)	(4,898)	(234,932)	(35,206)	(31,397)	(15,337)
Contract owners’ equity beginning of period	82,430,867	88,684,577	505,353	510,251	1,303,826	1,339,032	119,401	134,738

Contract owners’ equity end of period	$71,510,513	82,430,867	471,794	505,353	1,068,894	1,303,826	88,004	119,401

CHANGES IN UNITS:
Beginning units	76,810	89,188	482	482	772	887	234	283
Units purchased	999	2,798	45	33	2	24	-	-
Units redeemed	(13,871)	(15,176)	(55)	(33)	(111)	(139)	(71)	(49)

Ending units	63,938	76,810	472	482	663	772	163	234

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MVITSC		MNDSC		MVRSC		GEM
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(1,488)	(1,404)	(2,145)	(2,272)	(1,392)	(1,295)	(304)	115
Realized gain (loss) on investments	28,786	6,552	4,567	4,104	5,463	5,351	(594)	447
Change in unrealized gain (loss) on investments	(46,676)	(2,924)	(12,215)	(52,051)	(16,216)	(3,446)	(8,447)	(2,088)
Reinvested capital gains	18,176	16,959	5,042	35,424	11,072	12,010	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,202)	19,183	(4,751)	(14,795)	(1,073)	12,620	(9,345)	(1,526)

Equity transactions:
Purchase payments received from contract owners (note 2a)	(131)	(542)	(59)	(307)	(74)	(275)	-	(129)
Transfers between subaccounts (including fixed account), net (note 3)	(35)	(820)	675	24,012	352	(399)	-	63,988
Redemptions (note 3)	(71,069)	(21,822)	(14,069)	(10,139)	(14,003)	(15,696)	(6,104)	(3,153)
Net policy repayments (loans) (note 2b)	-	-	-	-	-	-	-	-
Administrative charges (note 2c)	(365)	(4)	(244)	(4)	(213)	(8)	(29)	-
Adjustments to maintain reserves	(212)	(463)	(172)	247	(376)	448	176	(307)

Net equity transactions	(71,812)	(23,651)	(13,869)	13,809	(14,314)	(15,930)	(5,957)	60,399

Net change in contract owners’ equity	(73,014)	(4,468)	(18,620)	(986)	(15,387)	(3,310)	(15,302)	58,873
Contract owners’ equity beginning of period	220,954	225,422	156,234	157,220	157,601	160,911	58,873	-

Contract owners’ equity end of period	$147,940	220,954	137,614	156,234	142,214	157,601	43,571	58,873

CHANGES IN UNITS:
Beginning units	290	323	195	179	234	259	122	-
Units purchased	-	-	1	29	-	-	-	122
Units redeemed	(93)	(33)	(18)	(13)	(21)	(25)	(13)	-

Ending units	197	290	178	195	213	234	109	122

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVNSR1		TRF4		GBF4		CAF4
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(155)	54	(5,915)	(4,800)	2,057	8,652	(17,041)	(17,388)
Realized gain (loss) on investments	211	96	88,939	27,292	(24,138)	(37,746)	89,960	139,605
Change in unrealized gain (loss) on investments	(5,641)	1,725	(92,688)	262,080	4,918	81,108	(215,805)	29,914
Reinvested capital gains	5,073	-	-	-	-	-	194,571	-

Net increase (decrease) in contract owners’ equity resulting from operations	(512)	1,875	(9,664)	284,572	(17,163)	52,014	51,685	152,131

Equity transactions:
Purchase payments received from contract owners (note 2a)	-	(8)	5,659	2,347	2,496	15,282	9,559	22,495
Transfers between subaccounts (including fixed account), net (note 3)	-	16,273	(103)	(718)	(3,485)	(4,257)	(56,320)	1,962
Redemptions (note 3)	(124)	-	(701,561)	(241,555)	(293,068)	(414,579)	(97,942)	(229,002)
Net policy repayments (loans) (note 2b)	-	-	(212)	(269)	(201)	(212)	(266)	(243)
Administrative charges (note 2c)	(12)	-	(2,123)	(189)	(1,259)	(235)	(1,309)	(66)
Adjustments to maintain reserves	(615)	361	1,164	(650)	348	(195)	(240)	541

Net equity transactions	(751)	16,626	(697,176)	(241,034)	(295,169)	(404,196)	(146,518)	(204,313)

Net change in contract owners’ equity	(1,263)	18,501	(706,840)	43,538	(312,332)	(352,182)	(94,833)	(52,182)
Contract owners’ equity beginning of period	30,314	11,813	2,846,469	2,802,931	1,437,312	1,789,494	1,652,680	1,704,862

Contract owners’ equity end of period	$29,051	30,314	2,139,629	2,846,469	1,124,980	1,437,312	1,557,847	1,652,680

CHANGES IN UNITS:
Beginning units	40	17	6,400	6,828	2,050	2,462	2,016	2,283
Units purchased	-	23	5	7	7	25	13	69
Units redeemed	(1)	-	(2,577)	(435)	(784)	(437)	(187)	(336)

Ending units	39	40	3,828	6,400	1,273	2,050	1,842	2,016

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVIDM		GVDIVI		GVDIV4		NVMMG1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$429	5,102	(959)	5,338	(3,540)	43,564	(51,374)	(50,951)
Realized gain (loss) on investments	139,887	188,471	(5,551)	(220)	(10,986)	(229,674)	169,035	218,724
Change in unrealized gain (loss) on investments	(224,992)	(134,742)	(14,044)	(49,796)	(59,242)	20,849	(675,506)	(528,428)
Reinvested capital gains	61,531	-	-	-	-	-	517,980	440,258

Net increase (decrease) in contract owners’ equity resulting from operations	(23,145)	58,831	(20,554)	(44,678)	(73,768)	(165,261)	(39,865)	79,603

Equity transactions:
Purchase payments received from contract owners (note 2a)	3,209	56,748	2,855	264	2,025	30,271	6,559	1,087
Transfers between subaccounts (including fixed account), net (note 3)	(285)	(62,090)	5,056	515,772	200	(2,272)	(1,823)	(14,458)
Redemptions (note 3)	(387,943)	(443,932)	(60,440)	(29,872)	(163,752)	(372,987)	(300,660)	(343,079)
Net policy repayments (loans) (note 2b)	(100)	(113)	(8)	(9)	(174)	(218)	(517)	(613)
Administrative charges (note 2c)	(1,374)	(80)	(262)	(17)	(1,022)	(141)	(2,918)	(188)
Adjustments to maintain reserves	(454)	149	(146)	(1,240)	(173)	(444)	273	(557)

Net equity transactions	(386,947)	(449,318)	(52,945)	484,898	(162,896)	(345,791)	(299,086)	(357,808)

Net change in contract owners’ equity	(410,092)	(390,487)	(73,499)	440,220	(236,664)	(511,052)	(338,951)	(278,205)
Contract owners’ equity beginning of period	1,706,497	2,096,984	440,220	-	1,349,933	1,860,985	3,680,136	3,958,341

Contract owners’ equity end of period	$1,296,405	1,706,497	366,721	440,220	1,113,269	1,349,933	3,341,185	3,680,136

CHANGES IN UNITS:
Beginning units	5,355	8,908	976	-	1,474	1,779	4,516	4,894
Units purchased	-	-	-	976	4	34	-	-
Units redeemed	(1,964)	(3,553)	(107)	-	(211)	(339)	(391)	(378)

Ending units	3,391	5,355	869	976	1,267	1,474	4,125	4,516

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVMMV2		SCVF4		SCF4		GVEX4
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(486)	164	(13,547)	(18,292)	(16,048)	(21,280)	41,243	46,346
Realized gain (loss) on investments	513	3,836	133,760	185,876	99,834	115,920	636,004	636,911
Change in unrealized gain (loss) on investments	(9,381)	(11,936)	(440,156)	(250,285)	(271,347)	(370,425)	(853,290)	607,984
Reinvested capital gains	6,905	21,265	184,750	188,120	149,262	260,527	161,396	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,449)	13,329	(135,193)	105,419	(38,299)	(15,258)	(14,647)	1,291,241

Equity transactions:
Purchase payments received from contract owners (note 2a)	6	47	2,029	835	3,110	1,145	25,219	44,006
Transfers between subaccounts (including fixed account), net (note 3)	(1,884)	48,153	(13,338)	(20,033)	(14,676)	(3,938)	(2,932)	34,725
Redemptions (note 3)	(43,415)	(20,078)	(314,364)	(396,079)	(238,556)	(239,797)	(1,164,770)	(1,103,585)
Net policy repayments (loans) (note 2b)	-	-	(53)	(49)	(224)	(226)	(2,344)	(2,222)
Administrative charges (note 2c)	(50)	(9)	(1,422)	(280)	(1,708)	(112)	(8,772)	(700)
Adjustments to maintain reserves	39	53	(476)	94	4	(340)	(454)	(1,006)

Net equity transactions	(45,304)	28,166	(327,624)	(415,512)	(252,050)	(243,268)	(1,154,053)	(1,028,782)

Net change in contract owners’ equity	(47,753)	41,495	(462,817)	(310,093)	(290,349)	(258,526)	(1,168,700)	262,459
Contract owners’ equity beginning of period	108,348	66,853	2,044,059	2,354,152	1,687,114	1,945,640	11,960,478	11,698,019

Contract owners’ equity end of period	$60,595	108,348	1,581,242	2,044,059	1,396,765	1,687,114	10,791,778	11,960,478

CHANGES IN UNITS:
Beginning units	125	89	1,592	1,935	1,495	1,714	5,052	5,520
Units purchased	3	63	8	47	8	18	36	85
Units redeemed	(55)	(27)	(270)	(390)	(227)	(237)	(519)	(553)

Ending units	73	125	1,330	1,592	1,276	1,495	4,569	5,052

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVOLG1		NVOLG2		EIF4		SAM4
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(75,889)	(68,409)	(9,622)	(9,675)	800	4,957	(81,278)	(92,875)
Realized gain (loss) on investments	349,271	450,654	41,761	79,102	149,353	49,041	-	-
Change in unrealized gain (loss) on investments	(1,374,738)	(727,702)	(138,842)	(105,433)	(245,116)	66,036	-	-
Reinvested capital gains	1,462,663	1,028,384	138,863	103,399	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	361,307	682,927	32,160	67,393	(94,963)	120,034	(81,278)	(92,875)

Equity transactions:
Purchase payments received from contract owners (note 2a)	12,481	33,800	(423)	(1,688)	3,171	3,033	36,221	25,187
Transfers between subaccounts (including fixed account), net (note 3)	(54,360)	(26,964)	(1,924)	753	(7,222)	2,772	200,660	(41,869)
Redemptions (note 3)	(799,739)	(1,075,220)	(106,714)	(206,862)	(391,888)	(138,428)	(887,124)	(808,060)
Net policy repayments (loans) (note 2b)	(2,689)	(808)	-	-	(168)	(170)	(751)	(754)
Administrative charges (note 2c)	(6,379)	(607)	(1,286)	(28)	(1,229)	(33)	(5,593)	(752)
Adjustments to maintain reserves	(84)	(464)	280	(648)	(255)	67	(326)	(596)

Net equity transactions	(850,770)	(1,070,263)	(110,067)	(208,473)	(397,591)	(132,759)	(656,913)	(826,844)

Net change in contract owners’ equity	(489,463)	(387,336)	(77,907)	(141,080)	(492,554)	(12,725)	(738,191)	(919,719)
Contract owners’ equity beginning of period	9,824,272	10,211,608	976,832	1,117,912	1,594,608	1,607,333	6,205,174	7,124,893

Contract owners’ equity end of period	$9,334,809	9,824,272	898,925	976,832	1,102,054	1,594,608	5,466,983	6,205,174

CHANGES IN UNITS:
Beginning units	8,674	9,673	875	1,072	1,579	1,714	9,463	10,713
Units purchased	-	-	-	-	23	22	647	477
Units redeemed	(721)	(999)	(96)	(197)	(421)	(157)	(1,654)	(1,727)

Ending units	7,953	8,674	779	875	1,181	1,579	8,456	9,463

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	DGI		SVSB1		SVSGI1		SVSI1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(7,857)	(8,806)	13,169	18,240	(6,540)	(3,597)	14,910	2,607
Realized gain (loss) on investments	64,359	74,699	(762)	(48,508)	67,064	69,865	(64,482)	(25,257)
Change in unrealized gain (loss) on investments	(179,846)	49,603	(24,457)	76,972	(18,291)	50,170	17,336	(70,730)
Reinvested capital gains	128,398	-	-	-	2,724	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,054	115,496	(12,050)	46,704	44,957	116,438	(32,236)	(93,380)

Equity transactions:
Purchase payments received from contract owners (note 2a)	5,444	3,581	733	155	3,257	2,470	325	(342)
Transfers between subaccounts (including fixed account), net (note 3)	15,392	72,654	700	79,254	(15,747)	(9,126)	-	(16,272)
Redemptions (note 3)	(152,965)	(208,571)	(143,323)	(235,867)	(130,076)	(173,433)	(90,899)	(77,718)
Net policy repayments (loans) (note 2b)	-	-	(84)	(98)	(241)	(290)	(24)	(71)
Administrative charges (note 2c)	(1,090)	(107)	(435)	(97)	(859)	(45)	(488)	(33)
Adjustments to maintain reserves	65	674	44	(6)	221	965	76	59

Net equity transactions	(133,154)	(131,769)	(142,365)	(156,659)	(143,445)	(179,459)	(91,010)	(94,377)

Net change in contract owners’ equity	(128,100)	(16,273)	(154,415)	(109,955)	(98,488)	(63,021)	(123,246)	(187,757)
Contract owners’ equity beginning of period	1,457,912	1,474,185	863,620	973,575	1,208,521	1,271,542	599,689	787,446

Contract owners’ equity end of period	$1,329,812	1,457,912	709,205	863,620	1,110,033	1,208,521	476,443	599,689

CHANGES IN UNITS:
Beginning units	861	945	971	1,151	774	898	786	898
Units purchased	13	48	5	98	2	3	1	-
Units redeemed	(90)	(132)	(165)	(278)	(91)	(127)	(117)	(112)

Ending units	784	861	811	971	685	774	670	786

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FVU2		FVUS2		FEIP		FHIP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$10,986	7,546	9,681	12,828	112,210	97,939	53,320	51,318
Realized gain (loss) on investments	4,915	37,001	(4,307)	(5,204)	(112,178)	(75,683)	51,612	55,414
Change in unrealized gain (loss) on investments	(49,944)	(66,270)	(10,895)	16,335	(975,537)	371,398	(152,390)	(106,365)
Reinvested capital gains	1,729	30,230	-	-	630,013	97,625	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(32,314)	8,507	(5,521)	23,959	(345,492)	491,279	(47,458)	367

Equity transactions:
Purchase payments received from contract owners (note 2a)	2,156	(818)	1,228	(396)	14,446	77,031	762	179
Transfers between subaccounts (including fixed account), net (note 3)	633	38,752	(410)	64,929	18,163	(15,762)	(30,873)	38,008
Redemptions (note 3)	(25,057)	(68,227)	(150,978)	(146,640)	(695,258)	(713,686)	(108,161)	(184,562)
Net policy repayments (loans) (note 2b)	(22)	(31)	(30)	(30)	(550)	(681)	(95)	(90)
Administrative charges (note 2c)	(269)	(29)	(378)	(37)	(4,837)	(401)	(815)	(53)
Adjustments to maintain reserves	108	(846)	(11)	207	673	(572)	(875)	559

Net equity transactions	(22,451)	(31,199)	(150,579)	(81,967)	(667,363)	(654,071)	(140,057)	(145,959)

Net change in contract owners’ equity	(54,765)	(22,692)	(156,100)	(58,008)	(1,012,855)	(162,792)	(187,515)	(145,592)
Contract owners’ equity beginning of period	385,538	408,230	713,554	771,562	7,074,946	7,237,738	1,164,097	1,309,689

Contract owners’ equity end of period	$330,773	385,538	557,454	713,554	6,062,091	7,074,946	976,582	1,164,097

CHANGES IN UNITS:
Beginning units	306	332	727	811	3,277	3,594	998	1,120
Units purchased	2	121	2	69	18	57	6	34
Units redeemed	(20)	(147)	(156)	(153)	(330)	(374)	(123)	(156)

Ending units	288	306	573	727	2,965	3,277	881	998

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FAMP		FGP		FG2		FIGBP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$2,148	654	(104,053)	(116,657)	(10,042)	(11,081)	3,091	2,072
Realized gain (loss) on investments	73,253	29,512	653,234	897,475	67,942	37,215	4	245
Change in unrealized gain (loss) on investments	(245,323)	(39,789)	(323,013)	103,383	(41,027)	45,156	(8,743)	10,475
Reinvested capital gains	149,174	122,419	285,728	-	24,404	-	225	120

Net increase (decrease) in contract owners’ equity resulting from operations	(20,748)	112,796	511,896	884,201	41,277	71,290	(5,423)	12,912

Equity transactions:
Purchase payments received from contract owners (note 2a)	2,128	1,648	35,147	51,338	(420)	(1,520)	705	413
Transfers between subaccounts (including fixed account), net (note 3)	511	(9,547)	(77,624)	(79,965)	(9,260)	(4,362)	(56)	(3,885)
Redemptions (note 3)	(470,754)	(373,732)	(1,001,763)	(1,247,392)	(175,710)	(83,034)	(19,685)	(23,024)
Net policy repayments (loans) (note 2b)	(66)	(65)	(2,974)	(9,456)	-	-	(13)	(12)
Administrative charges (note 2c)	(1,785)	(201)	(7,440)	(758)	(1,156)	(14)	(221)	(17)
Adjustments to maintain reserves	272	4	1,160	267	(84)	(45)	333	(12)

Net equity transactions	(469,694)	(381,893)	(1,053,494)	(1,285,966)	(186,630)	(88,975)	(18,937)	(26,537)

Net change in contract owners’ equity	(490,442)	(269,097)	(541,598)	(401,765)	(145,353)	(17,685)	(24,360)	(13,625)
Contract owners’ equity beginning of period	2,429,100	2,698,197	9,294,141	9,695,906	788,362	806,047	289,605	303,230

Contract owners’ equity end of period	$1,938,658	2,429,100	8,752,543	9,294,141	643,009	788,362	265,245	289,605

CHANGES IN UNITS:
Beginning units	1,658	1,922	4,581	5,245	1,392	1,558	259	283
Units purchased	3	7	20	73	-	-	1	2
Units redeemed	(321)	(271)	(519)	(737)	(315)	(166)	(18)	(26)

Ending units	1,340	1,658	4,082	4,581	1,077	1,392	242	259

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FOP		FO2		AMTB		AMTP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(179)	(169)	(780)	(822)	33	261	(734)	(759)
Realized gain (loss) on investments	(1,511)	(342)	23,678	29,505	(622)	(1,044)	4,233	2,624
Change in unrealized gain (loss) on investments	8,754	(26,291)	(17,410)	(54,058)	(829)	(197)	(27,218)	7,487
Reinvested capital gains	276	69	205	65	-	-	8,483	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,340	(26,733)	5,693	(25,310)	(1,418)	(980)	(15,236)	9,352

Equity transactions:
Purchase payments received from contract owners (note 2a)	194	30,043	(90)	(412)	133	15,094	257	369
Transfers between subaccounts (including fixed account), net (note 3)	(2,128)	56,856	(2,501)	5,131	(9,574)	(2,656)	651	(259)
Redemptions (note 3)	(41,769)	(8,855)	(43,580)	(66,061)	(7,196)	(12,414)	(6,827)	(3,210)
Net policy repayments (loans) (note 2b)	(26)	(23)	-	-	(29)	(28)	-	-
Administrative charges (note 2c)	(243)	(12)	(271)	(13)	(100)	(12)	(132)	(10)
Adjustments to maintain reserves	(491)	(25)	(66)	(19)	(24)	(61)	215	(225)

Net equity transactions	(44,463)	77,984	(46,508)	(61,374)	(16,790)	(77)	(5,836)	(3,335)

Net change in contract owners’ equity	(37,123)	51,251	(40,815)	(86,684)	(18,208)	(1,057)	(21,072)	6,017
Contract owners’ equity beginning of period	287,689	236,438	235,416	322,100	133,022	134,079	120,582	114,565

Contract owners’ equity end of period	$250,566	287,689	194,601	235,416	114,814	133,022	99,510	120,582

CHANGES IN UNITS:
Beginning units	298	222	451	558	190	190	137	141
Units purchased	-	85	1	10	2	25	1	-
Units redeemed	(44)	(9)	(86)	(117)	(26)	(25)	(8)	(4)

Ending units	254	298	366	451	166	190	130	137

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PMVHYA		PMVTRA		VWBF		VWEM
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$12,087	15,086	18,694	5,025	19,880	20,702	(12,221)	(15,749)
Realized gain (loss) on investments	2,362	34,665	1,286	2,682	(52,582)	(32,225)	96,474	145,288
Change in unrealized gain (loss) on investments	(27,374)	(38,797)	(29,889)	10,556	(18,576)	(25,739)	(384,846)	(376,966)
Reinvested capital gains	4,602	-	5,353	-	-	43,773	88,402	216,023

Net increase (decrease) in contract owners’ equity resulting from operations	(8,323)	10,954	(4,556)	18,263	(51,278)	6,511	(212,191)	(31,404)

Equity transactions:
Purchase payments received from contract owners (note 2a)	(211)	(863)	(261)	(1,090)	2,457	17,695	9,567	22,447
Transfers between subaccounts (including fixed account), net (note 3)	515	(2,413)	(63)	(21,488)	(15,227)	(14,372)	62,679	(10,401)
Redemptions (note 3)	(31,729)	(195,808)	(114,841)	(46,714)	(102,850)	(123,442)	(368,575)	(168,109)
Net policy repayments (loans) (note 2b)	-	-	-	-	(12)	(12)	(147)	(157)
Administrative charges (note 2c)	(608)	(131)	(774)	(9)	(245)	(38)	(1,401)	(101)
Adjustments to maintain reserves	(331)	(436)	(549)	520	(196)	744	(179)	759

Net equity transactions	(32,364)	(199,651)	(116,488)	(68,781)	(116,073)	(119,425)	(298,056)	(155,562)

Net change in contract owners’ equity	(40,687)	(188,697)	(121,044)	(50,518)	(167,351)	(112,914)	(510,247)	(186,966)
Contract owners’ equity beginning of period	326,303	515,000	617,576	668,094	414,359	527,273	1,712,505	1,899,471

Contract owners’ equity end of period	$285,616	326,303	496,532	617,576	247,008	414,359	1,202,258	1,712,505

CHANGES IN UNITS:
Beginning units	319	513	606	674	450	577	1,289	1,404
Units purchased	-	-	-	1	6	20	68	39
Units redeemed	(31)	(194)	(114)	(69)	(143)	(147)	(290)	(154)

Ending units	288	319	492	606	313	450	1,067	1,289

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	VWHA		SVDF		SVOF		GEM3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(7,673)	(13,469)	(10,975)	(13,030)	(9,548)	(10,320)	-	23
Realized gain (loss) on investments	(50,475)	3,029	59,271	92,193	18,793	42,552	-	(3,826)
Change in unrealized gain (loss) on investments	(148,667)	(150,295)	(180,355)	(211,901)	(119,110)	33,988	-	1,224
Reinvested capital gains	-	-	115,400	120,214	77,110	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(206,815)	(160,735)	(16,659)	(12,524)	(32,755)	66,220	-	(2,579)

Equity transactions:
Purchase payments received from contract owners (note 2a)	8,874	7,719	32	(694)	65	(584)	-	(2)
Transfers between subaccounts (including fixed account), net (note 3)	(4,645)	(50,762)	24,137	(83,890)	725	(9,072)	-	(72,107)
Redemptions (note 3)	(112,066)	(362,132)	(109,726)	(133,675)	(31,363)	(79,336)	-	-
Net policy repayments (loans) (note 2b)	-	-	-	-	(104)	(108)	-	-
Administrative charges (note 2c)	(412)	(116)	(670)	(57)	(713)	(44)	-	-
Adjustments to maintain reserves	356	(964)	185	(157)	(597)	454	-	14

Net equity transactions	(107,893)	(406,255)	(86,042)	(218,473)	(31,987)	(88,690)	-	(72,095)

Net change in contract owners’ equity	(314,708)	(566,990)	(102,701)	(230,997)	(64,742)	(22,470)	-	(74,674)
Contract owners’ equity beginning of period	670,039	1,237,029	807,160	1,038,157	770,443	792,913	-	74,674

Contract owners’ equity end of period	$355,331	670,039	704,459	807,160	705,701	770,443	-	-

CHANGES IN UNITS:
Beginning units	495	729	1,228	1,563	746	836	-	209
Units purchased	10	14	35	4	1	-	-	-
Units redeemed	(105)	(248)	(160)	(339)	(32)	(90)	-	(209)

Ending units	400	495	1,103	1,228	715	746	-	-

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVDIV3
	2015	2014
Investment activity:
Net investment income (loss)	$-	9,907
Realized gain (loss) on investments	-	95,434
Change in unrealized gain (loss) on investments	-	(110,515)
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(5,174)

Equity transactions:
Purchase payments received from contract owners (note 2a)	-	17,647
Transfers between subaccounts (including fixed account), net (note 3)	-	(501,309)
Redemptions (note 3)	-	(18,987)
Net policy repayments (loans) (note 2b)	-	-
Administrative charges (note 2c)	-	-
Adjustments to maintain reserves	-	(220)

Net equity transactions	-	(502,869)

Net change in contract owners’ equity	-	(508,043)
Contract owners’ equity beginning of period	-	508,043

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	801
Units purchased	-	34
Units redeemed	-	(835)

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

December 31, 2015

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Provident VA Separate Account A (the Account) was established by Nationwide Life and Annuity Company of America (NLACA) under the provisions of Pennsylvania law and commenced operations on April 14, 1992. On December 31, 2009 NLACA merged with Nationwide Life and Annuity Insurance Company (NLAIC) with NLAIC as the surviving entity. The Separate Account is an investment account to which net proceeds from individual flexible premium deferred variable annuity contracts (the Contracts) are allocated until maturity or termination of the Contracts. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly.

The Account is structured as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended.

(b) The Contracts

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

ALGER AMERICAN FUNDS

Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

DREYFUS CORPORATION

Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

MASSACHUSETTS FINANCIAL SERVICES CO.

Growth Series - Service Class (MEGSS)

Investors Trust Series - Service Class (MVITSC)

New Discovery Series - Service Class (MNDSC)

Research Series - Service Class (MVRSC)

NATIONWIDE FUNDS GROUP

NVIT Emerging Markets Fund - Class I (GEM)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

NVIT Nationwide Fund - Class IV (TRF4)

NVIT Government Bond Fund - Class IV (GBF4)

American Century NVIT Growth Fund - Class IV (CAF4)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)

NVIT Multi-Manager Small Company Fund - Class IV (SCF4)

NVIT S&P 500 Index Fund - Class IV (GVEX4)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Invesco NVIT Comstock Value Fund - Class IV (EIF4)

NVIT Money Market Fund - Class IV (SAM4)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Growth and Income Portfolio - Initial Shares (DGI)

PORTFOLIOS OF THE DWS INVESTMENTS VARIABLE INSURANCE TRUST

Variable Series I - DWS Bond VIP - Class A (SVSB1)

Variable Series I - DWS Core Equity VIP - Class A (SVSGI1)

Variable Series I - DWS International VIP - Class A (SVSI1)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Managed Volatility Fund II (FVU2)

Fund for US Government Securities II (FVUS2)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Growth Portfolio - Initial Class (FGP)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Service Class 2 (FO2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Short Duration Bond Portfolio - I Class Shares (AMTB)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

High Yield Portfolio - Administrative Class (PMVHYA)

Total Return Portfolio - Administrative Class (PMVTRA)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WELLS FARGO FUNDS

Advantage VT Discovery Fund (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

The contract owner’s equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

Net premiums from the Contracts are allocated to the subaccounts in accordance with contract owner instructions and are recorded as contract owners’ net premiums in the Statements of Changes in Contract Owners’ Equity. Such amounts are used to provide money to pay contract values under the Contracts. The Account’s assets are the property of the Company.

Transfers between investment portfolios include transfers between the subaccounts and the Guaranteed Account (not shown), which is part of the Company’s general account.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are available through the variable annuity contracts and therefore, not available to the general public directly.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2015

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2015 of such funds. The cost of investments sold is determined on a first in—first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts from operations and contract transactions during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities Exchange Commission (SEC), and no subsequent events have occurred requiring accrual or disclosure.

(2) Policy Charges

(a) Deductions from Premiums

Deductions for premium taxes are made from the premiums by the Company (0 – 5% of premium payments depending on the Insured state of residence). Premiums adjusted for these deductions are recorded as net premiums in the Statements of Changes in Contract Owners’ Equity.

There are no sales charges deducted from premiums at the time the premiums are paid. For some contracts a surrender charge may be deducted from the proceeds upon surrender or certain withdrawals in the first 6 – 7 contract years (surrender charges ranges from 0 – 8% of the amount withdrawn or surrendered depending on the contract year, not to exceed 8.5% of total premiums received under the contract). For other contracts a surrender charge may be deducted from the proceeds upon surrender or certain withdrawals in the 8 – 9 contract years following a premium payment (surrender charges ranges from 0 – 8% of the premiums withdrawn or surrendered). However, subject to certain restrictions, up to 10% of the contract account value as of the beginning of a contract year may be surrendered or withdrawn free of surrender charges. For some contracts, the 10% is cumulative if unused. These charges are included with administrative charges in the Statements of Changes in Contract Owners’ Equity and are assessed against each policy by liquidating units.

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(b) Contract Loans

Contract provisions allow contract owners to borrow up to the contract’s non-loaned surrender value. Interest is charged on the outstanding loan and is due and payable at the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(c) Administrative Charges

An annual administrative fee of $0 – $40 (depending on the contract) is deducted from the contract account value on each contract anniversary date beginning one year from the issue date of the contract. Optional annual deductions for an additional death benefit riders may be made (0.25 – 0.4% of the contract account value). During any given contract year, the first four transfers by VIP contract owners and the first twelve transfers by other variable annuity contract owners of amounts in the subaccounts are free of charge. A fee of $25 is assessed for each additional transfer. These fees are assessed against each contract by liquidating units.

The Contracts provide for an initial free-look period. If a contract is cancelled within certain time constraints, the contract owner will receive a refund equal to the contract account value plus certain deductions previously made under the contract. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross premiums paid on the contract and will not reflect investment experience.

State premium taxes, when applicable, will be deducted depending upon when such taxes are paid to the taxing authority. The premium taxes are deducted either from premiums as they are received or from the proceeds upon withdrawal from or surrender of the contract or upon application of the proceeds to a payment.

Upon the transfer of the subaccount value out of a subaccount within 60 days after allocation to that subaccount, certain subaccounts charge a fee of 1% of the amount transferred. These amounts are paid directly to the fund company, and are included in net investment income in the Statements of Operations.

The Company, or an affiliate, may receive compensation from a fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the funds and their availability through the contracts. The amount of this compensation is based upon a percentage of the assets of the fund attributable to the contracts and other contracts issued by the Company (or an affiliate). These percentages differ, and some funds, advisers, or distributors (or affiliates) may pay the Company more than others. The Company also may receive 12b-1 fees.

(d) Mortality and Expense Charges

In addition, to compensate for costs associated with administration of the contracts, the Company deducts a daily asset-based administration charge from the assets of the Account equal to an annual rate of ..15%. This daily asset-based administration charge is reported in the mortality and expense risk charges in the Statements of Operations.

The Account is charged a daily mortality and expense risk charge at an annual rate of 1.25%. In some contracts, the asset based administration fee of 0.15% and the mortality and expense risk charge of 1.25% is stated as a combined annuity charge of 1.40%. These charges are assessed through the daily unit value calculation.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2015

(3) Related Party Transactions

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2015 and 2014, total transfers to the Account from the fixed account were $754,811 and $370,924 , respectively, and total transfers from the Account to the fixed account were $12,708 and $15,060, respectively. Transfers from the Account to the fixed account, and transfers to the Account from the fixed account are included in transfers between subaccounts (including fixed account), net, on the accompanying Statements of Changes in Contract Owners’ Equity.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2015.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$71,505,582	$-	$-	$71,505,582

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2015 are as follows:

	Purchases of Investments	Sales of Investments
Small Cap Growth Portfolio: Class I-2 Shares (AASCO)	$188,161	$64,606
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	179,297	202,651
Growth Series - Service Class (MEGSS)	4,838	39,789
Investors Trust Series - Service Class (MVITSC)	19,332	74,244
New Discovery Series - Service Class (MNDSC)	5,712	16,512
Research Series - Service Class (MVRSC)	12,058	16,314
NVIT Emerging Markets Fund - Class I (GEM)	435	6,872
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	5,335	553
NVIT Nationwide Fund - Class IV (TRF4)	32,502	736,968
NVIT Government Bond Fund - Class IV (GBF4)	24,773	318,344
American Century NVIT Growth Fund - Class IV (CAF4)	206,317	175,189
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	84,035	408,690
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	32,679	86,437
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)	17,680	184,063
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	528,440	361,493
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	10,193	49,116
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)	240,074	396,169
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)	160,061	279,031
NVIT S&P 500 Index Fund - Class IV (GVEX4)	438,949	1,390,743
NVIT Large Cap Growth Fund - Class I (NVOLG1)	1,623,122	1,087,774
NVIT Large Cap Growth Fund - Class II (NVOLG2)	142,338	123,517
Invesco NVIT Comstock Value Fund - Class IV (EIF4)	64,472	461,111
NVIT Money Market Fund - Class IV (SAM4)	399,119	1,138,094
Growth and Income Portfolio - Initial Shares (DGI)	160,810	173,596
Variable Series I - DWS Bond VIP - Class A (SVSB1)	27,631	156,932
Variable Series I - DWS Core Equity VIP - Class A (SVSGI1)	14,982	162,556
Variable Series I - DWS International VIP - Class A (SVSI1)	23,104	99,330
Managed Volatility Fund II (FVU2)	20,906	30,787
Fund for US Government Securities II (FVUS2)	20,629	161,568
Equity-Income Portfolio - Initial Class (FEIP)	888,527	814,857
High Income Portfolio - Initial Class (FHIP)	75,165	161,118
VIP Asset Manager Portfolio - Initial Class (FAMP)	184,037	502,849
VIP Growth Portfolio - Initial Class (FGP)	324,264	1,197,933
VIP Growth Portfolio - Service Class 2 (FG2)	24,615	196,855
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)	7,990	23,944
VIP Overseas Portfolio - Initial Class (FOP)	4,683	48,559
VIP Overseas Portfolio - Service Class 2 (FO2)	2,925	49,944
Short Duration Bond Portfolio - I Class Shares (AMTB)	3,210	19,944
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	10,035	8,337
High Yield Portfolio - Administrative Class (PMVHYA)	21,578	36,964
Total Return Portfolio - Administrative Class (PMVTRA)	31,913	123,910
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)	29,288	125,314
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	183,300	405,128
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	10,170	126,157
Advantage VT Discovery Fund (SVDF)	135,590	117,462
Advantage VT Opportunity Fund - Class 2 (SVOF)	79,324	43,217

Total	$6,704,598	$12,405,541

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2015, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2015. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
2015			1.40%	472			$999.56	$471,794	0.00%			-4.66%
2014			1.40%	482			1,048.45	505,353	0.00%			-0.96%
2013			1.40%	482			1,058.61	510,251	0.00%			32.40%
2012			1.40%	563			799.59	450,166	0.00%			10.93%
2011			1.40%	744			720.79	536,267	0.00%			-4.53%
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2015			1.40%	663			1,612.21	1,068,894	1.09%			-4.54%
2014			1.40%	772			1,688.89	1,303,826	1.10%			11.88%
2013			1.40%	887			1,509.62	1,339,032	1.29%			32.48%
2012			1.40%	1,022			1,139.53	1,164,602	0.86%			10.41%
2011			1.40%	1,273			1,032.05	1,313,799	0.95%			-0.50%
Growth Series - Service Class (MEGSS)
2015			1.40%	163			539.90	88,004	0.00%			5.81%
2014			1.40%	234			510.26	119,401	0.00%			7.17%
2013			1.40%	283			476.11	134,738	0.13%			34.60%
2012			1.40%	323			353.73	114,253	0.00%			15.44%
2011			1.40%	325			306.41	99,582	0.02%			-1.94%
Investors Trust Series - Service Class (MVITSC)
2015			1.40%	197			750.97	147,940	0.62%			-1.44%
2014			1.40%	290			761.91	220,954	0.76%			9.17%
2013			1.40%	323			697.90	225,422	0.99%			29.91%
2012			1.40%	370			537.23	198,775	0.75%			17.18%
2011			1.40%	463			458.48	212,275	0.77%			-3.77%
New Discovery Series - Service Class (MNDSC)
2015			1.40%	178			773.11	137,614	0.00%			-3.51%
2014			1.40%	195			801.20	156,234	0.00%			-8.78%
2013			1.40%	179			878.32	157,220	0.00%			39.26%
2012			1.40%	225			630.73	141,914	0.00%			19.21%
2011			1.40%	365			529.07	193,112	0.00%			-11.74%
Research Series - Service Class (MVRSC)
2015			1.40%	213			667.67	142,214	0.46%			-0.87%
2014			1.40%	234			673.51	157,601	0.58%			8.41%
2013			1.40%	259			621.28	160,911	0.31%			30.17%
2012			1.40%	296			477.30	141,280	0.59%			15.27%
2011			1.40%	309			414.05	127,942	0.59%			-2.07%
NVIT Emerging Markets Fund - Class I (GEM)
2015			1.40%	109			399.74	43,571	0.82%			-17.16%
2014			1.40%	122			483.00	58,873	0.84%			-3.47%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2015			1.40%	39			744.89	29,051	0.88%			-1.71%
2014			1.40%	40			757.84	30,314	1.62%			9.07%
2013			1.40%	17			694.85	11,813	0.83%			36.84%
2012			1.40%	17			507.79	8,632	0.78%			9.95%
2011			1.40%	29			461.86	13,394	0.70%			-4.52%
NVIT Nationwide Fund - Class IV (TRF4)
2015	1.20%	to	1.40%	3,828	191.48	to	1,670.60	2,139,629	1.10%	-0.34%	to	-0.53%
2014	1.20%	to	1.40%	6,400	192.13	to	1,679.58	2,846,469	1.16%	10.89%	to	10.67%
2013	1.20%	to	1.40%	6,828	173.25	to	1,517.62	2,802,931	1.32%	29.44%	to	29.18%
2012	1.20%	to	1.40%	7,249	133.84	to	1,174.78	2,407,632	1.36%	12.85%	to	12.63%
2011	1.20%	to	1.40%	8,168	118.60	to	1,043.05	2,477,307	1.13%	-0.56%	to	-0.76%
NVIT Government Bond Fund - Class IV (GBF4)
2015	1.20%	to	1.40%	1,273	118.37	to	976.02	1,124,980	1.55%	-1.30%	to	-1.50%
2014	1.20%	to	1.40%	2,050	119.93	to	990.88	1,437,312	1.93%	3.33%	to	3.12%
2013	1.20%	to	1.40%	2,462	116.06	to	960.86	1,789,494	1.73%	-5.28%	to	-5.47%
2012	1.20%	to	1.40%	3,275	122.53	to	1,016.44	2,718,174	2.12%	1.83%	to	1.63%
2011	1.20%	to	1.40%	3,716	120.33	to	1,000.17	3,115,713	2.81%	6.07%	to	5.86%
American Century NVIT Growth Fund - Class IV (CAF4)
2015			1.40%	1,842			845.74	1,557,847	0.35%			3.17%
2014			1.40%	2,016			819.78	1,652,680	0.34%			9.78%
2013			1.40%	2,283			746.76	1,704,862	0.66%			27.94%
2012			1.40%	2,693			583.69	1,571,874	0.55%			12.43%
2011			1.40%	2,953			519.14	1,533,026	0.57%			-2.07%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2015	1.20%	to	1.40%	3,391	83.43	to	823.21	1,296,405	1.40%	-1.52%	to	-1.72%
2014	1.20%	to	1.40%	5,355	84.72	to	837.62	1,706,497	1.64%	3.93%	to	3.72%
2013	1.20%	to	1.40%	8,908	81.52	to	807.59	2,096,984	1.65%	15.24%	to	15.01%
2012	1.20%	to	1.40%	9,053	70.74	to	702.21	1,914,088	2.09%	9.49%	to	9.27%
2011	1.20%	to	1.40%	9,278	64.61	to	642.65	1,888,487	-2.07%	-1.23%	to	-1.43%
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2015			1.40%	869			422.00	366,721	1.17%			-6.44%
2014			1.40%	976			451.05	440,220	1.79%			-9.79%	****

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
2015	1.20%	to	1.40%	1,267	$132.94	to	$1,055.63	$1,113,269	1.12%	-6.22%	to	-6.41%
2014	1.20%	to	1.40%	1,474	141.76	to	1,127.91	1,349,933	4.17%	-10.54%	to	-10.72%
2013	1.20%	to	1.40%	1,779	158.46	to	1,263.38	1,860,985	2.14%	20.01%	to	19.77%
2012	1.20%	to	1.40%	2,144	132.05	to	1,054.87	1,932,202	0.36%	15.76%	to	15.52%
2011	1.20%	to	1.40%	2,490	114.07	to	913.13	1,984,426	1.74%	-17.16%	to	-17.32%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2015	1.20%	to	1.40%	4,125	115.36	to	1,138.32	3,341,185	0.00%	-1.38%	to	-1.57%
2014	1.20%	to	1.40%	4,516	116.97	to	1,156.51	3,680,136	0.00%	2.79%	to	2.59%
2013	1.20%	to	1.40%	4,894	113.79	to	1,127.33	3,958,341	0.00%	37.29%	to	37.01%
2012	1.20%	to	1.40%	5,866	82.89	to	822.78	3,285,249	0.00%	13.53%	to	13.30%
2011	1.20%	to	1.40%	6,503	73.01	to	726.18	3,353,311	0.00%	-5.37%	to	-5.56%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2015			1.40%	73			830.07	60,595	0.87%			-4.24%
2014			1.40%	125			866.79	108,348	1.58%			15.39%
2013			1.40%	89			751.16	66,853	1.32%			33.79%
2012			1.40%	64			561.44	35,932	1.19%			14.72%
2011			1.40%	59			489.38	28,873	0.72%			-3.68%
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
2015			1.40%	1,330			1,188.90	1,581,242	0.66%			-7.40%
2014			1.40%	1,592			1,283.96	2,044,059	0.51%			5.54%
2013			1.40%	1,935			1,216.62	2,354,152	0.76%			38.45%
2012			1.40%	2,541			878.72	2,232,840	0.82%			18.90%
2011			1.40%	3,030			739.06	2,239,366	0.44%			-6.48%
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
2015			1.40%	1,276			1,094.64	1,396,765	0.36%			-3.00%
2014			1.40%	1,495			1,128.50	1,687,114	0.16%			-0.59%
2013			1.40%	1,714			1,135.15	1,945,640	0.14%			38.99%
2012			1.40%	2,250			816.70	1,837,574	0.14%			13.90%
2011			1.40%	2,929			717.03	2,100,181	0.52%			-6.87%
NVIT S&P 500 Index Fund - Class IV (GVEX4)
2015			1.40%	4,569			2,361.96	10,791,778	1.77%			-0.23%
2014			1.40%	5,052			2,367.47	11,960,478	1.79%			11.72%
2013			1.40%	5,520			2,119.21	11,698,019	1.85%			30.24%
2012			1.40%	6,116			1,627.16	9,951,689	1.85%			14.12%
2011			1.40%	7,321			1,425.84	10,438,546	1.67%			0.34%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2015			1.40%	7,953			1,173.75	9,334,809	0.62%			3.63%
2014			1.40%	8,674			1,132.61	9,824,272	0.71%			7.29%
2013			1.40%	9,673			1,055.68	10,211,608	0.77%			34.80%
2012			1.40%	10,920			783.13	8,551,738	0.70%			17.03%
2011			1.40%	12,275			669.16	8,213,908	0.67%			-3.59%
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2015			1.40%	779			1,153.95	898,925	0.37%			3.37%
2014			1.40%	875			1,116.38	976,832	0.44%			7.05%
2013			1.40%	1,072			1,042.83	1,117,912	0.49%			34.39%
2012			1.40%	1,469			775.96	1,139,889	0.42%			16.77%
2011			1.40%	1,867			664.51	1,240,644	0.40%			-3.85%
Invesco NVIT Comstock Value Fund - Class IV (EIF4)
2015			1.40%	1,181			933.15	1,102,054	1.47%			-7.60%
2014			1.40%	1,579			1,009.88	1,594,608	1.70%			7.69%
2013			1.40%	1,714			937.77	1,607,333	0.00%			33.76%
2012			1.40%	2,320			701.11	1,626,570	1.20%			16.82%
2011			1.40%	2,825			600.19	1,695,525	1.29%			-3.67%
NVIT Money Market Fund - Class IV (SAM4)
2015	1.20%	to	1.40%	8,456	69.18	to	646.79	5,466,983	0.00%	-1.20%	to	-1.40%
2014	1.20%	to	1.40%	9,463	70.03	to	655.98	6,205,174	0.00%	-1.20%	to	-1.40%
2013	1.20%	to	1.40%	10,713	70.88	to	665.29	7,124,893	0.00%	-1.20%	to	-1.40%
2012	1.20%	to	1.40%	12,783	71.74	to	674.74	8,622,762	0.00%	-1.20%	to	-1.40%
2011	1.20%	to	1.40%	13,619	72.61	to	684.34	9,317,641	0.00%	-1.20%	to	-1.40%
Growth and Income Portfolio - Initial Shares (DGI)
2015			1.40%	784			1,696.19	1,329,812	0.85%			0.17%
2014			1.40%	861			1,693.28	1,457,912	0.77%			8.54%
2013			1.40%	945			1,559.98	1,474,185	0.90%			34.88%
2012			1.40%	1,104			1,156.55	1,276,833	1.43%			16.43%
2011			1.40%	1,233			993.36	1,224,814	1.23%			-4.14%

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Series I - DWS Bond VIP - Class A (SVSB1)
2015	1.40%	811	$874.48	$709,205	3.06%	-1.68%
2014	1.40%	971	889.41	863,620	3.44%	5.15%
2013	1.40%	1,151	845.85	973,575	3.78%	-4.38%
2012	1.40%	1,376	884.58	1,217,175	4.51%	6.27%
2011	1.40%	1,493	832.38	1,242,743	4.68%	4.22%
Variable Series I - DWS Core Equity VIP - Class A (SVSGI1)
2015	1.40%	685	1,620.49	1,110,033	0.85%	3.78%
2014	1.40%	774	1,561.40	1,208,521	1.10%	10.27%
2013	1.40%	898	1,415.97	1,271,542	1.46%	35.42%
2012	1.40%	1,078	1,045.63	1,127,186	1.32%	14.20%
2011	1.40%	1,217	915.61	1,114,293	1.33%	-1.53%
Variable Series I - DWS International VIP - Class A (SVSI1)
2015	1.40%	670	711.11	476,443	4.10%	-6.80%
2014	1.40%	786	762.96	599,689	1.76%	-12.99%
2013	1.40%	898	876.89	787,446	5.44%	18.56%
2012	1.40%	1,034	739.64	764,783	2.18%	18.97%
2011	1.40%	1,177	621.73	731,770	1.88%	-17.83%
Managed Volatility Fund II (FVU2)
2015	1.40%	288	1,148.52	330,773	4.41%	-8.84%
2014	1.40%	306	1,259.93	385,538	3.01%	2.47%
2013	1.40%	332	1,229.61	408,230	3.14%	20.05%
2012	1.40%	458	1,024.24	469,103	3.33%	11.97%
2011	1.40%	631	914.76	577,216	4.06%	3.32%
Fund for US Government Securities II (FVUS2)
2015	1.40%	573	972.87	557,454	2.87%	-0.88%
2014	1.40%	727	981.50	713,554	3.10%	3.17%
2013	1.40%	811	951.37	771,562	3.49%	-3.41%
2012	1.40%	1,026	984.99	1,010,596	3.98%	1.54%
2011	1.40%	1,218	970.04	1,181,514	4.60%	4.31%
Equity-Income Portfolio - Initial Class (FEIP)
2015	1.40%	2,965	2,044.55	6,062,091	3.10%	-5.30%
2014	1.40%	3,277	2,158.97	7,074,946	2.76%	7.21%
2013	1.40%	3,594	2,013.84	7,237,738	2.43%	26.37%
2012	1.40%	4,108	1,593.64	6,546,689	3.02%	15.67%
2011	1.40%	4,779	1,377.71	6,584,084	2.29%	-0.43%
High Income Portfolio - Initial Class (FHIP)
2015	1.40%	881	1,108.49	976,582	6.27%	-4.97%
2014	1.40%	998	1,166.43	1,164,097	5.57%	-0.25%
2013	1.40%	1,120	1,169.37	1,309,689	5.39%	4.47%
2012	1.40%	1,353	1,119.29	1,514,395	5.56%	12.64%
2011	1.40%	1,622	993.71	1,611,805	6.38%	2.59%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2015	1.40%	1,340	1,446.76	1,938,658	1.50%	-1.25%
2014	1.40%	1,658	1,465.08	2,429,100	1.42%	4.36%
2013	1.40%	1,922	1,403.85	2,698,197	1.54%	14.10%
2012	1.40%	2,183	1,230.39	2,685,933	1.48%	10.91%
2011	1.40%	2,523	1,109.31	2,798,791	1.76%	-3.91%
VIP Growth Portfolio - Initial Class (FGP)
2015	1.40%	4,082	2,144.18	8,752,543	0.25%	5.68%
2014	1.40%	4,581	2,028.85	9,294,141	0.18%	9.75%
2013	1.40%	5,245	1,848.60	9,695,906	0.28%	34.44%
2012	1.40%	5,886	1,375.02	8,093,371	0.57%	13.09%
2011	1.40%	6,824	1,215.85	8,296,973	0.34%	-1.19%
VIP Growth Portfolio - Service Class 2 (FG2)
2015	1.40%	1,077	597.04	643,009	0.03%	5.42%
2014	1.40%	1,392	566.35	788,362	0.00%	9.47%
2013	1.40%	1,558	517.36	806,047	0.04%	34.11%
2012	1.40%	2,298	385.77	886,503	0.30%	12.81%
2011	1.40%	2,931	341.97	1,002,314	0.12%	-1.42%
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)
2015	1.40%	242	1,096.06	265,245	2.50%	-1.98%
2014	1.40%	259	1,118.16	289,605	2.09%	4.36%
2013	1.40%	283	1,071.49	303,230	2.00%	-3.14%
2012	1.40%	355	1,106.26	392,721	2.23%	4.42%
2011	1.40%	424	1,059.41	449,188	2.42%	5.85%

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Overseas Portfolio - Initial Class (FOP)
2015	1.40%	254	$986.48	$250,566	1.35%	2.18%
2014	1.40%	298	965.40	287,689	1.34%	-9.36%
2013	1.40%	222	1,065.04	236,438	1.37%	28.62%
2012	1.40%	261	828.02	216,113	1.59%	19.06%
2011	1.40%	385	695.47	267,757	1.33%	-18.31%
VIP Overseas Portfolio - Service Class 2 (FO2)
2015	1.40%	366	531.70	194,601	1.05%	1.86%
2014	1.40%	451	521.99	235,416	1.06%	-9.57%
2013	1.40%	558	577.24	322,100	1.05%	28.36%
2012	1.40%	741	449.71	333,237	1.64%	18.70%
2011	1.40%	876	378.86	331,882	0.96%	-18.49%
Short Duration Bond Portfolio - I Class Shares (AMTB)
2015	1.40%	166	691.65	114,814	1.43%	-1.21%
2014	1.40%	190	700.11	133,022	1.59%	-0.79%
2013	1.40%	190	705.68	134,079	0.00%	-0.78%
2012	1.40%	243	711.24	172,832	0.00%	3.15%
2011	1.40%	267	689.54	184,107	0.00%	-1.10%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2015	1.40%	130	765.46	99,510	0.75%	-13.03%
2014	1.40%	137	880.16	120,582	0.74%	8.33%
2013	1.40%	141	812.52	114,565	1.19%	29.31%
2012	1.40%	159	628.33	99,904	0.42%	14.97%
2011	1.40%	179	546.50	97,823	0.00%	-12.59%
High Yield Portfolio - Administrative Class (PMVHYA)
2015	1.40%	288	991.72	285,616	5.26%	-3.05%
2014	1.40%	319	1,022.89	326,303	5.23%	1.89%
2013	1.40%	513	1,003.90	515,000	5.41%	4.26%
2012	1.40%	805	962.92	775,152	5.73%	12.71%
2011	1.40%	972	854.30	830,380	6.96%	1.89%
Total Return Portfolio - Administrative Class (PMVTRA)
2015	1.40%	492	1,009.21	496,532	4.72%	-0.97%
2014	1.40%	606	1,019.10	617,576	2.18%	2.81%
2013	1.40%	674	991.24	668,094	2.19%	-3.33%
2012	1.40%	742	1,025.36	760,819	2.59%	8.06%
2011	1.40%	960	948.87	910,912	2.60%	2.16%
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2015	1.40%	313	789.16	247,008	7.22%	-14.30%
2014	1.40%	450	920.80	414,359	5.73%	0.76%
2013	1.40%	577	913.82	527,273	2.91%	-10.43%
2012	1.40%	880	1,020.25	897,818	1.63%	4.08%
2011	1.40%	566	980.27	554,830	8.57%	6.64%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2015	1.40%	1,067	1,126.76	1,202,258	0.59%	-15.19%
2014	1.40%	1,289	1,328.55	1,712,505	0.52%	-1.80%
2013	1.40%	1,404	1,352.90	1,899,471	1.65%	10.46%
2012	1.40%	1,714	1,224.75	2,099,228	0.00%	28.00%
2011	1.40%	1,739	956.84	1,663,946	1.06%	-26.77%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2015	1.40%	400	888.33	355,331	0.03%	-34.37%
2014	1.40%	495	1,353.61	670,039	0.10%	-20.23%
2013	1.40%	729	1,696.88	1,237,029	0.74%	9.00%
2012	1.40%	904	1,556.81	1,407,360	0.69%	1.95%
2011	1.40%	768	1,527.11	1,172,819	1.22%	-17.61%
Advantage VT Discovery Fund (SVDF)
2015	1.40%	1,103	638.68	704,459	0.00%	-2.83%
2014	1.40%	1,228	657.30	807,160	0.00%	-1.04%
2013	1.40%	1,563	664.21	1,038,157	0.01%	41.80%
2012	1.40%	1,939	468.40	908,232	0.00%	16.09%
2011	1.40%	2,238	403.47	902,955	0.00%	-0.97%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2015	1.40%	715	986.99	705,701	0.13%	-4.43%
2014	1.40%	746	1,032.77	770,443	0.06%	8.89%
2013	1.40%	836	948.46	792,913	0.20%	28.86%
2012	1.40%	919	736.03	676,409	0.90%	13.91%
2011	1.40%	1,159	646.14	748,872	0.14%	-6.83%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	1.40%	209	357.29	74,674	1.03%	-0.65%
2012	1.40%	334	359.63	120,115	0.51%	15.60%
2011	1.40%	366	311.09	113,859	0.71%	-23.47%

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Trust - Global Bond Fund - Class R1 (obsolete) (VWBFR)
2011	1.40%	516	$725.02	$374,110	8.86%	6.64%
VIP Trust - Emerging Markets Fund - Class R1 (obsolete) (VWEMR)
2011	1.40%	518	1,025.21	531,060	1.05%	-26.79%
VIP Trust - Global Hard Assets Fund - Class R1 (obsolete) (VWHAR)
2011	1.40%	530	1,423.98	754,709	1.14%	-17.56%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	1.40%	801	634.26	508,043	0.00%	19.73%
2012	1.40%	824	529.72	436,492	0.00%	15.60%
2011	1.40%	1,091	458.23	499,930	0.00%	-17.28%

2015	Contract owners equity:			$71,510,513
2014	Contract owners equity:			$82,430,867
2013	Contract owners equity:			$88,684,577
2012	Contract owners equity:			$84,936,834
2011	Contract owners equity:			$88,878,781
*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.